*Confidential portions omitted and filed separately with the Securities and Exchange Commission.


NEWYORK 4224990v2


NEWYORK 4224990v2
                                                      UNITED STATES
                                             SECURITIES AND EXCHANGE COMMISSION
                                                     Washington, D.C. 20549

                                                       FORM 13F

                                                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2002

Check here if Amendment  [ ];  Amendment Number:
  This Amendment (Check only one.) :
                                               [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                               DMG Advisors LLC

Address:                            53 Forest Ave, Suite 202
                                    Old Greenwich, CT  06870

Form 13F File Number:      Unassigned.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Andrew Wilder

Title:            Chief Financial Officer

Phone:            203-967-5750

Signature, Place, and Date of Signing:

/s/Andrew Wilder       Old Greenwich, Connecticut              February 5, 2002
________________      ____________________________            _________________
  Andrew Wilder         City, State                                  Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                        FORM 13F SUMMARY PAGE


Report Summary:

Certain information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission. Pages where confidential treatment has been requested are stamped "Confidential portions omitted and filed separately with the Securities and Exchange Commission." The appropriate section has been marked at the appropriate place with an "*".


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:      74 Items

Form 13F Information Table Value Total:     $ 420,170.91 (thousands)

List of Other Included Managers:     Not Applicable

Provide a numbered list of the name(s) to which investment managers with respect this report is filed, other than the manager filing this report.

NONE


                                                     M.V.        SHARE OR PRN   SH/PRN        Investment     Other         Voting
Name of Issuer     Title of Class    Cusip           (*1000)          Quantity  PUT/CALL     Discretion      Managers     Authority
-----------------------------------------------------------------------------------------------------------------------------------
         *           COM                   *            587.50            235.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          5,868.00        146,700.00 SH           DEFINED         N/A           SHARED
         *           CL A                  *          4,208.62        205,700.00 SH           DEFINED         N/A           SHARED
         *           COM                   *            598.50         50,000.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          9,558.26        153,300.00 SH           DEFINED         N/A           SHARED
         *           COM                   *         20,152.42      1,840,404.00 SH           DEFINED         N/A           SHARED
         *           COM                   *            878.57        428,571.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          2,342.00        100,000.00 SH           DEFINED         N/A           SHARED
         *           COM                   *            169.71         44,081.00 SH           DEFINED         N/A           SHARED
         *           COM                   *            348.52        162,100.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          1,421.00        490,000.00 SH           DEFINED         N/A           SHARED
         *           CL A                  *          8,002.50            110.00 SH           DEFINED         N/A           SHARED
         *           SPON ADR NEW          *          3,252.00         80,000.00 SH           DEFINED         N/A           SHARED
         *           COM                   *         11,567.96      1,216,400.00 SH           DEFINED         N/A           SHARED
         *           COM                   *            463.07        250,985.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          9,423.14      1,185,300.00 SH           DEFINED         N/A           SHARED
         *           COM                   *         12,369.02        501,379.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          1,042.62        436,516.00 SH           DEFINED         N/A           SHARED
         *           CL A                  *         27,275.18      1,225,300.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          9,101.64        438,000.00 SH           DEFINED         N/A           SHARED
         *           COM                   *         12,128.69        228,800.00 SH           DEFINED         N/A           SHARED
         *           COM                   *            313.20         90,000.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          6,007.66     39,265,725.00 SH           DEFINED         N/A           SHARED
         *           COM                   *         21,834.69        275,100.00 SH           DEFINED         N/A           SHARED
         *           COM                   *            196.29      3,085,330.00 SH           DEFINED         N/A           SHARED
         *           COM                   *              0.07        337,300.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          2,823.16        216,500.00 SH           DEFINED         N/A           SHARED
         *           COM                   *            255.45         65,000.00 SH           DEFINED         N/A           SHARED
         *           COM                   *             38.75            900.00 SH           DEFINED         N/A           SHARED
         *           COM                   *            883.96        115,400.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          3,729.60        210,000.00 SH           DEFINED         N/A           SHARED
         *           COM                   *         33,635.79      7,951,723.00 SH           DEFINED         N/A           SHARED
         *           PUT                   *            368.50               550 PUT          DEFINED         N/A           SHARED
         *           COM                   *             31.47            900.00 SH           DEFINED         N/A           SHARED
         *           COM                   *            493.67        132,000.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          3,021.20        130,000.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          3,329.70        112,300.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          2,974.80        185,000.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          1,570.66        172,600.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          5,751.10        722,500.00 SH           DEFINED         N/A           SHARED
         *           COM                   *             20.00         50,000.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          3,754.40        130,000.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          3,004.00         80,000.00 SH           DEFINED         N/A           SHARED
         *           COM                   *            597.84         66,500.00 SH           DEFINED         N/A           SHARED
         *           COM                   *         21,223.60        218,800.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          2,496.25        125,000.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          1,438.50        350,000.00 SH           DEFINED         N/A           SHARED
         *           COM                   *            525.00      1,050,000.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          6,808.40      1,565,150.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          4,152.19        242,393.00 SH           DEFINED         N/A           SHARED
         *           COM                   *            389.58        462,963.00 SH           DEFINED         N/A           SHARED
         *           COM                   *            670.50         45,000.00 SH           DEFINED         N/A           SHARED
         *           CL B                  *         18,228.24        785,700.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          1,168.20        180,000.00 SH           DEFINED         N/A           SHARED
         *           CL D                  *          8,910.53        617,500.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          5,247.00        132,500.00 SH           DEFINED         N/A           SHARED
         *           COM                   *         25,868.83      6,173,945.00 SH           DEFINED         N/A           SHARED
         *           SPON ADR NEW          *          2,776.20        210,000.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          4,995.35        370,300.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          1,467.00         15,000.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          4,119.69        172,300.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          7,910.55        488,000.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          3,443.40        180,000.00 SH           DEFINED         N/A           SHARED
         *           CL A                  *          6,125.00        250,000.00 SH           DEFINED         N/A           SHARED
         *           COM                   *         14,540.40        140,000.00 SH           DEFINED         N/A           SHARED
         *           CL A                  *          2,938.32         72,000.00 SH           DEFINED         N/A           SHARED
         *           CL B                  *         12,439.95        305,200.00 SH           DEFINED         N/A           SHARED
         *           COM                   *            523.74      3,741,019.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          1,823.70      1,371,203.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          3,500.75         95,000.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          3,521.48        299,700.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          4,086.08        150,500.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          7,827.62      2,805,600.00 SH           DEFINED         N/A           SHARED
         *           COM                   *          5,610.00        150,000.00 SH           DEFINED         N/A           SHARED

Total                                            420,170.91    85,343,982.00
